Intangible and tangible assets - Total property, plant and equipment (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Property, plant and equipment	$ 107,101	$ 106,559	$ 108,335	$ 116,408
Gross value/Cost
Property, plant and equipment
Property, plant and equipment	296,078	298,409	300,478
Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(188,977)	(191,850)	(192,143)
Exploration and production activities
Property, plant and equipment
Property, plant and equipment	83,869	82,042	83,700
Exploration and production activities | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	231,396	232,362	232,743
Exploration and production activities | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(147,527)	(150,320)	(149,043)
Exploration and production activities | Proved properties
Property, plant and equipment
Property, plant and equipment	63,508	63,043	67,978
Exploration and production activities | Proved properties | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	210,079	212,264	215,892
Exploration and production activities | Proved properties | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(146,571)	(149,221)	(147,914)
Exploration and production activities | Unproved properties
Property, plant and equipment
Property, plant and equipment	755	1,367	2,710
Exploration and production activities | Unproved properties | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	1,023	1,635	2,978
Exploration and production activities | Unproved properties | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(268)	(268)	(268)
Exploration and production activities | Work in progress
Property, plant and equipment
Property, plant and equipment	19,606	17,632	13,012
Exploration and production activities | Work in progress | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	20,294	18,463	13,873
Exploration and production activities | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(688)	(831)	(861)
Other (excluding exploration and production activities)
Property, plant and equipment
Property, plant and equipment	23,232	24,517	24,635
Other (excluding exploration and production activities) | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	64,682	66,047	67,735
Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(41,450)	(41,530)	(43,100)
Other (excluding exploration and production activities) | Land
Property, plant and equipment
Property, plant and equipment	2,050	2,172	2,094
Other (excluding exploration and production activities) | Land | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	3,089	3,145	2,999
Other (excluding exploration and production activities) | Land | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(1,039)	(973)	(905)
Other (excluding exploration and production activities) | Machinery, plant and equipment (including transportation equipment)
Property, plant and equipment
Property, plant and equipment	10,923	11,860	12,125
Other (excluding exploration and production activities) | Machinery, plant and equipment (including transportation equipment) | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	37,002	38,285	39,506
Other (excluding exploration and production activities) | Machinery, plant and equipment (including transportation equipment) | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(26,079)	(26,425)	(27,381)
Other (excluding exploration and production activities) | Buildings
Property, plant and equipment
Property, plant and equipment	3,603	3,912	4,326
Other (excluding exploration and production activities) | Buildings | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	10,230	10,558	11,184
Other (excluding exploration and production activities) | Buildings | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(6,627)	(6,646)	(6,858)
Other (excluding exploration and production activities) | Work in progress
Property, plant and equipment
Property, plant and equipment	3,937	3,617	3,062
Other (excluding exploration and production activities) | Work in progress | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	3,960	3,625	3,063
Other (excluding exploration and production activities) | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(23)	(8)	(1)
Other (excluding exploration and production activities) | Other
Property, plant and equipment
Property, plant and equipment	2,719	2,956	3,028
Other (excluding exploration and production activities) | Other | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	10,401	10,434	10,983
Other (excluding exploration and production activities) | Other | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	$ (7,682)	$ (7,478)	$ (7,955)